Expenses by Nature - Summary of Restructuring Charges by Function (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Expense by Nature [line items]
Total restructuring charges	kr 8,015	kr 8,501	kr 7,567
Cost of sales [member]
Expense by Nature [line items]
Total restructuring charges	5,938	5,242	3,475
R&D expenses [member]
Expense by Nature [line items]
Total restructuring charges	1,293	2,307	2,739
Selling and administrative expenses [member]
Expense by Nature [line items]
Total restructuring charges	kr 784	kr 952	kr 1,353